United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	4600 Madison
		Suite 200
		Kansas City, MO  64112

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		March 31, 2004


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6703   167001 SH       SOLE                   167001
American Intl Group            COM              026874107      241     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100      402     6909 SH       SOLE                     6909
Applied Materials Inc          COM              038222105     9393   440345 SH       SOLE                   440345
BP PLC - Sp ADR                COM              055622104      254     4970 SH       SOLE                     4970
Bank of America                COM              060505104      735     9079 SH       SOLE                     9079
Best Buy Company               COM              086516101     5282   102135 SH       SOLE                   102135
Cass Info Systems, Inc.        COM              14808p109      311     9100 SH       SOLE                     9100
Cisco Systems Inc              COM              17275R102     5971   253324 SH       SOLE                   253324
Coca Cola                      COM              191216100      541    10750 SH       SOLE                    10750
D.R. Horton Inc.               COM              23331a109     1311    37005 SH       SOLE                    37005
DoubleClick Inc.               COM              258609304     1889   167944 SH       SOLE                   167944
East West Bancorp              COM              27579r104     7564   135075 SH       SOLE                   135075
Express Scripts                COM              302182100    14646   196464 SH       SOLE                   196464
Fiserv Inc                     COM              337738108     4408   123245 SH       SOLE                   123245
Garmin LTD                     COM              g37260109     3369    78885 SH       SOLE                    78885
General Elec                   COM              369604103     1055    34559 SH       SOLE                    34559
Hibbett Sporting Goods Inc.    COM              428565105     2955    77480 SH       SOLE                    77480
Highwoods Prop                 COM              431284108      275    10500 SH       SOLE                    10500
Int'l Rectifier Corp.          COM              460254105     4516    98195 SH       SOLE                    98195
Investors Financial SVCS       COM              461915100     3418    82775 SH       SOLE                    82775
JDS Uniphase Corp              COM              46612J101     1486   365216 SH       SOLE                   365216
Johnsn & Johnsn                COM              478160104      217     4270 SH       SOLE                     4270
L-3 Comm Holdings              COM              502424104     3643    61255 SH       SOLE                    61255
Leucadia Natl                  COM              527288104      286     5361 SH       SOLE                     5361
MBNA Corp                      COM              55262L100      383    13844 SH       SOLE                    13844
Meritage Corp                  COM              59001a102      937    12615 SH       SOLE                    12615
Microsoft Corp                 COM              594918104      610    24450 SH       SOLE                    24450
Monster Worldwide              COM              611742107     4690   179019 SH       SOLE                   179019
Nabors Industries              COM              G6359F103     6371   139250 SH       SOLE                   139250
New York Community Bancorp     COM              649445103     6749   196872 SH       SOLE                   196872
Pepsico                        COM              713448108      345     6400 SH       SOLE                     6400
Pfizer Inc                     COM              717081103      271     7745 SH       SOLE                     7745
Power One, Inc.                COM              739308104     2152   194548 SH       SOLE                   194548
Qualcomm Inc                   COM              747525103     5183    78189 SH       SOLE                    78189
Questar Corp                   COM              748356102     5825   159852 SH       SOLE                   159852
SCP Pool Corp                  COM              784028102     7350   197258 SH       SOLE                   197258
Scansource Inc                 COM              806037107     3093    64535 SH       SOLE                    64535
Sprint PCS                     COM              852061506      150    16314 SH       SOLE                    16314
Sungard Data                   COM              867363103     8834   322419 SH       SOLE                   322419
Target Corp                    COM              87612E106     5088   112972 SH       SOLE                   112972
Taro Pharm Ind Ltd.            COM              m8737e108     5911   101925 SH       SOLE                   101925
Tetra Tech Inc.                COM              88162g103     5793   269960 SH       SOLE                   269960
Teva Pharm Ind-SP ADR          COM              881624209     6902   108922 SH       SOLE                   108922
Toll Brothers Inc              COM              889478103      880    19360 SH       SOLE                    19360
Tractor Supply                 COM              892356106     5053   130505 SH       SOLE                   130505
United Stationers              COM              913004107      247     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     6690   195620 SH       SOLE                   195620
Yahoo                          COM              984332106     5543   114362 SH       SOLE                   114362
T Rowe Price Spectrum Growth                    779906205      253 16481.041SH       SOLE                16481.041